OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
OTHER LIABILITIES

19.OTHER LIABILITIES

	Note	2018	2017
Defined benefit plans	27	$96,488	$78,891
Asset retirement obligation	17	17,538	17,053
Deferred revenues		12,182	14,236
Stock-based compensation[1]	23	3,392	1,151
Other		1,473	1,536
		$131,073	$112,867
[1]	The current $0.8 million portion of stock-based compensation is included in accounts payable and accrued charges ( $4.1 million in 2017) (note 16).